Earnings per share (Details 2) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)	182,803,189	182,468,672	179,533,536
Effect of stock options (Note 1)	2,869,403	4,547,365	1,682,469
Weighted average number of equity shares outstanding (diluted)	185,672,592	187,016,037	181,216,005